Pensions and other post-employment benefits - Summary of Movement in Defined Benefit Obligations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	£ 14,500	£ 20,191
Exchange adjustments	(44)	87	£ (65)
Current service cost	96	146	216
Past service cost	(3)	(6)	(5)
Interest cost	45	18	27
Settlements and curtailments	6	21	10
Defined benefit obligation, at present value	14,385	14,500	20,191
Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	14,500	20,191
Defined benefit obligation, at present value	14,385	14,500	20,191
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	994	1,243
Remeasurement	(40)	228	78
Defined benefit obligation, at present value	943	994	1,243
Present value of defined benefit obligation | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	14,500	20,191	21,310
Exchange adjustments	253	(495)	218
Current service cost	96	146	216
Past service cost	(3)	(6)	(5)
Interest cost	646	388	289
Settlements and curtailments	(4)	(29)	(17)
Remeasurement	(269)	5,011	439
Scheme participants’ contributions	(11)	(15)	(27)
Benefits paid	883	1,080	982
Transfer to assets held for sale/distribution	0	621
Defined benefit obligation, at present value	14,385	14,500	20,191
Present value of defined benefit obligation | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	994	1,243	1,363
Exchange adjustments	53	(125)	4
Current service cost	13	22	29
Past service cost	0	0	(12)
Interest cost	47	32	26
Settlements and curtailments	0	0	0
Remeasurement	(40)	228	78
Scheme participants’ contributions	(18)	(18)	(15)
Benefits paid	116	135	120
Transfer to assets held for sale/distribution	0	83
Defined benefit obligation, at present value	943	994	1,243
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	9,117	13,299
Defined benefit obligation, at present value	9,222	9,117	13,299
UK | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	9,117	13,299	13,858
Exchange adjustments	0	0	0
Current service cost	0	13	56
Past service cost	(3)	(6)	(28)
Interest cost	425	260	190
Settlements and curtailments	0	0	0
Remeasurement	(189)	3,812	218
Scheme participants’ contributions	0	0	(3)
Benefits paid	512	649	618
Transfer to assets held for sale/distribution	0	0
Defined benefit obligation, at present value	9,222	9,117	13,299
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	3,030	3,248
Defined benefit obligation, at present value	2,757	3,030	3,248
US | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	3,031	3,248	3,445
Exchange adjustments	166	(371)	(40)
Current service cost	5	7	9
Past service cost	0	0	(2)
Interest cost	145	91	76
Settlements and curtailments	0	0	0
Remeasurement	(40)	360	57
Scheme participants’ contributions	0	0	0
Benefits paid	298	326	267
Transfer to assets held for sale/distribution	0	0
Defined benefit obligation, at present value	2,757	3,031	3,248
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	2,353	3,644
Defined benefit obligation, at present value	2,406	2,353	3,644
Rest of World | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value	2,352	3,644	4,007
Exchange adjustments	87	(124)	258
Current service cost	91	126	151
Past service cost	0	0	25
Interest cost	76	37	23
Settlements and curtailments	(4)	(29)	(17)
Remeasurement	(40)	839	164
Scheme participants’ contributions	(11)	(15)	(24)
Benefits paid	73	105	97
Transfer to assets held for sale/distribution	0	621
Defined benefit obligation, at present value	£ 2,406	£ 2,352	£ 3,644